Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions of Black-Scholes Option Pricing Model to Estimate Fair Value of Options Granted

Management used Black-Scholes option pricing model to estimate the fair value of options immediately before the modification and on the modification date with the following assumptions:

2013

Expected volatility	0.691~0.872
Risk-free interest rate	0.48%~0.79%
Expected dividend yield	0%
Expected term (in years)	1.01~2.71
Fair value of underlying ordinary share	US$5.20

Summary of Share Option Activity

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$

Outstanding as of January 1, 2013	5,639,571	1.55	1.63	0.54	4,422
Granted	1,542,958	0.59	1.56
Exercised	4,249,430	1.18	1.53
Forfeited	485,865	3.31	1.88
Cancelled	1,847,958	2.20	1.81

Outstanding as of December 31, 2013	599,276	1.64	1.72	3.08	522

Vested and expected to vest at December 31, 2013	598,638	1.64	1.72	3.09	522

Exercisable at December 31, 2013	571,689	1.62	1.69	3.17	297

Summary of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding for the year ended December 31, 2013:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)

0.00	41,633	0.00	1.26	31,200	0.00	1.25
1.00	379,874	1.00	4.27	379,801	1.00	4.27
3.40	177,769	3.40	0.99	160,688	3.40	0.96

	599,276	1.64	3.08	571,689	1.62	3.17

Summary of Nonvested Shares Activity

The following table summarizes the nonvested shares activity for the year ended December 31, 2013:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of January 1, 2013	635,250	4.86	1,999

Granted	800,000	2.60
Vested	(482,125)	3.68
Forfeited	(294,000)	4.81

Nonvested stock as of December 31, 2013	659,125	3.01	1,411

Nonvested stock vested and expected to vest at December 31, 2013	461,387	3.01	987

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2011, 2012 and 2013:

	2011	2012	2013

Cost of revenue	4	1	—
Selling and marketing expenses	1,979	1,505	1,905
General and administrative expenses	1,086	707	1,086

Total	3,069	2,213	2,991